BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings (Loss) per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted earnings (loss) per share.

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Weighted-average numbers of Common Shares - basic	214,787	189,046	213,738	186,568
Effect of Dilutive Securities:
RSUs	8,445	-	-	-
Options	10,134	-	-	-
Weighted-average numbers of Common Shares - diluted	233,366	189,046	213,738	186,568
Earnings (Loss) per share
Basic earnings (loss) per share	$0.01	$(0.01)	$(0.02)	$(0.09)
Diluted earnings (loss) per share	$0.01	$(0.01)	$(0.02)	$(0.09)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Options	70	18,787	13,737	18,787
RSU	—	25,551	17,010	25,551
Total	70	44,338	30,747	44,338